Accumulated Other Comprehensive Loss	12 Months Ended
Apr. 30, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss

NOTE 14	ACCUMULATED OTHER COMPREHENSIVE LOSS
The components of accumulated other comprehensive loss, including the reclassification adjustments for items that are reclassified from accumulated other comprehensive loss to net income, are shown below.

	Foreign Currency Translation Adjustment	Unrealized (Loss) Gain on Cash Flow Hedging Derivatives (A)	Pension and Other Postretirement Liabilities (B)	Unrealized Gain on Available-for-Sale Securities (C)	Accumulated Other Comprehensive Loss
Balance at May 1, 2013	$61.5	$(11.2)	$(131.4)	$4.5	$(76.6)
Reclassification adjustments	—	20.9	13.3	(3.7)	30.5
Current period (charge) credit	(29.8)	21.0	31.4	1.9	24.5
Income tax (expense) benefit	—	(15.4)	(15.3)	0.7	(30.0)
Balance at April 30, 2014	$31.7	$15.3	$(102.0)	$3.4	$(51.6)
Reclassification adjustments	—	(28.5)	9.8	—	(18.7)
Current period charge	(34.0)	(4.0)	(16.2)	(0.1)	(54.3)
Income tax benefit	—	12.0	2.8	—	14.8
Balance at April 30, 2015	$(2.3)	$(5.2)	$(105.6)	$3.3	$(109.8)
Reclassification adjustments	—	0.6	10.2	—	10.8
Current period (charge) credit	(10.8)	—	(54.6)	0.4	(65.0)
Income tax expense	—	(0.2)	15.9	(0.1)	15.6
Balance at April 30, 2016	$(13.1)	$(4.8)	$(134.1)	$3.6	$(148.4)

(A)
Of the total losses reclassified from accumulated other comprehensive loss, $0.6 was reclassified to interest expense related to the interest rate swaps during 2016, 2015, and 2014. An additional $29.1 of income and $20.3 of expense were reclassified to cost of products sold related to commodity derivatives during 2015 and 2014, respectively. At April 30, 2016, the remaining balance in accumulated other comprehensive loss related entirely to the interest rate swaps. For additional information, see Note 10: Derivative Financial Instruments.

(B)	Amortization of net losses was reclassified from accumulated other comprehensive loss to SD&A.

(C)	The gain on the sale of marketable securities was reclassified from accumulated other comprehensive loss to other income – net during 2014.